LIBERTY UTILITIES FUND
                                  Annual Report
                                November 30, 2002


[PHOTO OF MAN SMILING]


                      ELIMINATE CLUTTER IN TWO EASY STEPS.
                        POINT. CLICK. LIBERTY EDELIVERY.


              For more information about receiving your shareholder
                reports electronically, call us at 800-345-6611.
                  To sign up for eDelivery, visit us online at
                              www.libertyfunds.com.

                             LIBERTY UTILITIES FUND
                                  Annual Report
                                November 30, 2002


[PHOTO OF MAN SMILING]


                      ELIMINATE CLUTTER IN TWO EASY STEPS.
                        POINT. CLICK. LIBERTY EDELIVERY.


               To sign up for eDelivery, go to www.icsdelivery.com

President's Message

[PHOTO OF Keith T. Banks]

Dear Shareholder:
For a third consecutive year, the equity markets of the United States and many other countries declined as investors worldwide shied away from more risky investments in light of economic uncertainty, corporate scandals and geopolitical concerns. In the United States, the Federal Reserve lowered short-term interest rates early in the period and again late in the period, as the economy foundered and consumer confidence sagged. Unlike the stock market, most segments of the bond market reported positive returns. High-yield bonds were laggards until the final months of the period when lower quality bonds became attractive for the value they offered.

The following report will provide you with more detailed information about the fund's performance and the investment strategies used by portfolio managers, Scott Schermerhorn and Harvey Hirschhorn. As always, we thank you for choosing Liberty Utilities Fund and for giving us the opportunity to help you build a strong financial future.

Sincerely,

/s/ Keith T. Banks

Keith T. Banks
President



Net asset value per share as of 11/30/02 ($)

         Class A                9.46
         Class B                9.46
         Class C                9.47
         Class Z                9.44

Distributions declared per share
12/1/01 - 11/30/02 ($)

Class A               Income             0.30
                      Capital gain       2.21
Class B               Income             0.18
                      Capital gain       2.21
Class C               Income             0.18
                      Capital gain       2.21
Class Z               Income             0.34
                      Capital gain       2.21


             o NOT FDIC INSURED o May lose value o No bank guarantee


Economic and market conditions can frequently change. There is no assurance that the trends described in this report will continue or commence.

Performance Information

Value of a $10,000 Investment
11/30/92 - 11/30/02

Performance of a $10,000 investment
11/30/92 - 11/30/02 ($)

              without     with
               sales     sales
               charge    charge
-----------------------------------
 Class A      15,958      15,200
-----------------------------------
 Class B      14,819      14,819
-----------------------------------
 Class C      15,353      15,353
-----------------------------------
 Class Z      16,079         n/a
-----------------------------------



[mountain chart data]:


              Class A shares     Class A shares         Dow Jones       S&P 500
        without sales charge  with sales charge   Utility Average         Index

11/92              $10,000.0        $ 9,525.0           $10,000.0     $10,000.0
                    10,252.0          9,765.0            10,176.0      10,123.0
                    10,444.0          9,948.0            10,454.0      10,208.0
                    10,978.0         10,457.0            11,144.0      10,347.0
                    11,063.0         10,537.0            11,277.0      10,565.0
                    11,038.0         10,513.0            11,199.0      10,310.0
                    11,020.0         10,496.0            11,215.0      10,585.0
                    11,334.0         10,796.0            11,584.0      10,615.0
                    11,538.0         10,990.0            11,859.0      10,573.0
                    11,831.0         11,269.0            12,228.0      10,974.0
                    11,725.0         11,168.0            11,978.0      10,889.0
                    11,553.0         11,005.0            11,567.0      11,115.0
                    11,018.0         10,495.0            10,894.0      11,009.0
                    11,205.0         10,672.0            11,156.0      11,142.0
                    11,022.0         10,498.0            11,013.0      11,521.0
                    10,512.0         10,012.0            10,321.0      11,209.0
                    10,229.0          9,743.0             9,694.0      10,721.0
                    10,456.0          9,959.0             9,865.0      10,859.0
                    10,013.0          9,537.0             9,279.0      11,036.0
                     9,784.0          9,320.0             8,903.0      10,765.0
                    10,147.0          9,665.0             9,385.0      11,118.0
                    10,177.0          9,693.0             9,599.0      11,573.0
                     9,919.0          9,448.0             9,279.0      11,291.0
                    10,050.0          9,573.0             9,294.0      11,543.0
                    10,020.0          9,544.0             9,277.0      11,123.0
                    10,047.0          9,570.0             9,451.0      11,288.0
                    10,703.0         10,195.0            10,075.0      11,580.0
                    10,766.0         10,255.0            10,187.0      12,031.0
                    10,681.0         10,174.0             9,924.0      12,386.0
                    10,901.0         10,384.0            10,314.0      12,750.0
                    11,393.0         10,852.0            11,021.0      13,259.0
                    11,431.0         10,888.0            10,864.0      13,566.0
                    11,504.0         10,957.0            10,985.0      14,015.0
                    11,772.0         11,213.0            10,961.0      14,050.0
                    12,423.0         11,833.0            11,678.0      14,643.0
                    12,692.0         12,089.0            11,719.0      14,590.0
                    12,918.0         12,305.0            11,871.0      15,229.0
                    13,541.0         12,898.0            12,474.0      15,523.0
                    13,802.0         13,147.0            12,805.0      16,051.0
                    13,467.0         12,827.0            12,235.0      16,200.0
                    13,331.0         12,698.0            11,939.0      16,356.0
                    13,186.0         12,559.0            11,820.0      16,596.0
                    13,204.0         12,577.0            11,882.0      17,023.0
                    13,699.0         13,048.0            12,548.0      17,088.0
                    13,165.0         12,540.0            11,712.0      16,332.0
                    13,229.0         12,601.0            12,310.0      16,677.0
                    13,257.0         12,628.0            12,520.0      17,614.0
                    13,797.0         13,141.0            13,119.0      18,100.0
                    14,245.0         13,569.0            13,711.0      19,467.0
                    14,356.0         13,674.0            13,608.0      19,082.0
                    14,656.0         13,960.0            13,630.0      20,272.0
                    14,911.0         14,203.0            13,396.0      20,432.0
                    14,354.0         13,672.0            12,952.0      19,595.0
                    14,467.0         13,780.0            12,855.0      20,762.0
                    14,962.0         14,251.0            13,269.0      22,031.0
                    15,402.0         14,670.0            13,603.0      23,011.0
                    15,622.0         14,880.0            14,152.0      24,841.0
                    15,266.0         14,541.0            14,009.0      23,450.0
                    16,066.0         15,303.0            14,454.0      24,732.0
                    16,144.0         15,378.0            14,739.0      23,906.0
                    17,560.0         16,726.0            15,799.0      25,013.0
                    18,415.0         17,541.0            16,739.0      25,443.0
                    18,395.0         17,521.0            16,163.0      25,723.0
                    18,833.0         17,938.0            16,758.0      27,578.0
                    20,359.0         19,391.0            17,693.0      28,990.0
                    19,795.0         18,854.0            17,633.0      29,286.0
                    19,504.0         18,577.0            17,724.0      28,782.0
                    19,775.0         18,835.0            18,364.0      29,951.0
                    19,682.0         18,747.0            17,444.0      29,633.0
                    18,584.0         17,701.0            17,503.0      25,351.0
                    19,838.0         18,896.0            19,357.0      26,976.0
                    20,409.0         19,440.0            19,057.0      29,167.0
                    21,128.0         20,124.0            19,270.0      30,934.0
                    22,507.0         21,438.0            19,897.0      32,716.0
                    22,233.0         21,177.0            19,302.0      34,083.0
                    21,699.0         20,668.0            18,817.0      33,023.0
                    21,291.0         20,280.0            18,783.0      34,344.0
                    23,054.0         21,959.0            20,048.0      35,673.0
                    23,582.0         22,462.0            21,272.0      34,832.0
                    24,049.0         22,907.0            20,528.0      36,758.0
                    23,799.0         22,668.0            20,413.0      35,615.0
                    23,006.0         21,914.0            20,580.0      35,436.0
                    22,838.0         21,754.0            19,492.0      34,466.0
                    23,528.0         22,411.0            20,074.0      36,647.0
                    23,905.0         22,769.0            18,509.0      37,391.0
                    25,511.0         24,299.0            18,697.0      39,590.0
                    25,501.0         24,289.0            20,821.0      37,602.0
                    24,358.0         23,201.0            19,177.0      36,892.0
                    25,686.0         24,466.0            19,481.0      40,500.0
                    25,891.0         24,661.0            21,235.0      39,281.0
                    26,461.0         25,204.0            22,063.0      38,475.0
                    25,514.0         24,302.0            20,691.0      39,422.0
                    25,503.0         24,292.0            21,942.0      38,807.0
                    27,332.0         26,034.0            24,661.0      41,217.0
                    28,868.0         27,497.0            27,058.0      39,041.0
                    29,443.0         28,044.0            26,763.0      38,877.0
                    29,260.0         27,870.0            26,576.0      35,813.0
                    30,211.0         28,776.0            28,186.0      35,989.0
                    29,640.0         28,232.0            25,475.0      37,266.0
                    29,524.0         28,122.0            26,547.0      33,871.0
                    28,819.0         27,450.0            26,271.0      31,727.0
                    29,623.0         28,216.0            27,298.0      34,189.0
                    29,608.0         28,202.0            27,222.0      34,418.0
                    28,287.0         26,944.0            24,930.0      33,582.0
                    28,935.0         27,561.0            24,277.0      33,253.0
                    28,631.0         27,271.0            23,794.0      31,175.0
                    27,452.0         26,148.0            21,117.0      28,659.0
                    27,235.0         25,941.0            20,637.0      29,206.0
                    27,134.0         25,845.0            19,816.0      31,446.0
                    27,595.0         26,285.0            20,783.0      31,723.0
                    25,926.0         24,694.0            20,228.0      31,260.0
                    24,687.0         23,514.0            19,933.0      30,656.0
                    27,148.0         25,858.0            21,850.0      31,809.0
                    24,976.0         23,790.0            21,870.0      29,882.0
                    23,053.0         21,958.0            20,766.0      29,663.0
                    19,583.0         18,653.0            19,775.0      27,551.0
                    16,448.0         15,667.0            17,139.0      25,405.0
                    16,731.0         15,936.0            17,670.0      25,570.0
                    13,929.0         13,267.0            15,714.0      22,793.0
                    15,039.0         14,324.0            14,512.0      24,797.0
11/02               15,958.0         15,200.0            15,014.0      26,255.0



MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance cannot predict future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The Dow Jones Utility Average is a price-weighted average that measures the performance of the utility industry in the United States. It consists of 15 actively traded stocks representing a cross-section of corporations involved in various phases of the utility industry. The S&P 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks. Unlike the fund, indexes are not investments, do not incur fees or expenses, and are not professionally managed. Securities in the fund may not match those in an index. It is not possible to invest directly in an index.




Average annual total return as of 11/30/02 (%)

Share class                      A                            B                           C                     Z
Inception                     3/4/92                       5/5/92                      8/1/97                1/29/99
-------------------------------------------------------------------------------------------------------------------
                        without        with         without         with         without        with         without
                         sales         sales         sales          sales         sales         sales         sales
                        charge        charge        charge         charge        charge        charge        charge
-------------------------------------------------------------------------------------------------------------------
1-year                  -41.18        -43.98        -41.63        -44.16        -41.61         -42.11        -41.09
-------------------------------------------------------------------------------------------------------------------
5-year                   -1.89         -2.84         -2.62         -2.86         -2.60          -2.60         -1.75
-------------------------------------------------------------------------------------------------------------------
10-year                   4.78          4.28          4.01          4.01          4.38           4.38          4.86
-------------------------------------------------------------------------------------------------------------------


Average annual total return as of 9/30/02 (%)

 Share class                     A                            B                           C                     Z
-------------------------------------------------------------------------------------------------------------------
                        without        with         without         with         without        with         without
                         sales         sales         sales          sales         sales         sales         sales
                        charge        charge        charge         charge        charge        charge        charge
-------------------------------------------------------------------------------------------------------------------
1-year                  -49.28        -51.69        -49.67        -51.85        -49.56         -50.00        -49.15
-------------------------------------------------------------------------------------------------------------------
5-year                   -2.82         -3.76         -3.55         -3.78         -3.53          -3.53         -2.66
-------------------------------------------------------------------------------------------------------------------
10-year                   3.36          2.86          2.60          2.60          2.97           2.97          3.45
-------------------------------------------------------------------------------------------------------------------



The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance cannot predict future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes may vary based on differences in sales charges and fees associated with each class.

Class B, C and Z share (newer class shares) performance information includes returns for the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception date of class B and C shares would have been lower. The returns for class Z shares would have been higher.

Utility company securities
--------------------------------------------------------------------------------

Utility company securities in which the fund may invest include companies that manufacture, produce, generate, transmit, sell or distribute electricity, natural gas or other types of energy, water or other sanitary services. This definition also includes telecommunication companies such as telephone, satellite, microwave and other communications media, as well as companies engaged in the manufacture and production of equipment utilized in the energy and telecommunications industries.


Bought
--------------------------------------------------------------------------------

We established a sizeable position in ENERGY EAST (1.9 % of net assets), a New York State electric utility. Given our focus on traditional regulated electric utilities, we believe ENERGY EAST, with a strong balance sheet and sound management, has the potential to weather the current environment and generate attractive returns.

Sold
--------------------------------------------------------------------------------

Attractive valuations and an attractive yield initially prompted us to purchase merchant power generator, TAMPA ELECTRIC at $25 per share. However, growing concerns over the company's inability to cover maturing debt, speculative corporate investments and an increasingly negative outlook for power generation companies led us to sell our position at $28 per share after the company restructured its balance sheet.



PORTFOLIO MANAGERS' REPORT

For the 12-month period that ended November 30, 2002, Liberty Utilities Fund class A shares returned negative 41.18%, without sales charge. The fund underperformed the Dow Jones Utility Average, which declined 24.23% for the period. The index tracks the performance of 15 electric utilities, whereas the fund invests in a broad range of utility industries including telecommunications, energy trading, and gas and alternative power generation. The fund also underperformed the S&P 500 Index, which had total return of negative 17.23% for period.

The fund's disappointing performance, in general, reflects the utility sector's continuing struggles with poor earnings and fallout from corporate fraud issues. Over the past 12 months, utilities once again proved to be among the most complicated and volatile sectors of the market. Our exposure to troubled stocks, such as El Paso Corp. and Williams Companies, Inc. (0.6% and 0.04% of net assets, respectively), accounted for our sizeable underperformance relative to our comparative indexes.1 Our investment in utility companies engaged in energy trading and power generation were hit hardest, while electric utilities focused on distribution fared better. Telecommunications stocks suffered from charges of fraud at several high-profile companies, fallout from the WorldCom bankruptcy and disappointing earnings from regional Bell operating companies.

IN TELECOMMUNICATIONS, FUND EMPHASIZED TRADITIONAL SERVICE PROVIDERS
Overall, telecommunications delivered some of the utility industry's worst performance with considerable deterioration of several bellwether stocks. An overweight position in WorldCom was a significant drag on performance and the stock was sold from the portfolio in July 2002. Long distance carriers such as Qwest Communications and Sprint suffered from increasing pricing pressures. We eliminated our positions in Qwest and Sprint prior to the end of the period. Emerging telecoms plummeted as enormous debt loads forced many into bankruptcy, and wireless carriers were burdened by declining subscriber rates and increased competition. We avoided these areas during the year, and instead focused on large capitalization, traditional service providers such as SBC Communications, BellSouth and Verizon Communications (9.3%, 6.9% and 10.0% of net assets, respectively), which offer strong balance sheets, dependable cash flows and a competitive edge in the long distance marketplace.


-------------
1 Holdings are disclosed as of November 30, 2002, and are subject to change.

POWER COMPANIES PLAGUED BY EARNINGS AND ACCOUNTING ISSUES
Within gas and power generation utilities, investors grappled with poor performance catalyzed by the collapse of Enron in 2001. Like telecom, unregulated power utilities that focused on energy trading and power production suffered under a burden of debt, excess capacity and fallout from corporate accounting issues. While we did not own Enron during the fund's fiscal year, our exposure to utilities with energy trading operations contributed to the fund's underperformance.

A FOCUS ON LARGE INTEGRATED ELECTRICS
Over the past year, traditional regulated electric companies proved to be the best performing utility sector. The fund's exposure to integrated utility companies such as Consolidated Edison, Dominion Resources, PG&E and Edison International (3.0%, 2.3%, 5.0% and 1.9% of net assets, respectively) generated higher yields and performed relatively well versus power generation utilities such as Calpine (1.4% of net assets) and Allegheny Electric (0.02% of net assets).

A CAUTIOUS APPROACH
Extreme market uncertainty prompted us to employ a defensive strategy during the second half of the fiscal year. While we expect volatility to continue, we are optimistic that earnings prospects will rise as economic recovery takes hold. Going forward, we will remain cautious in evaluating potential investment opportunities, seeking to select those companies that offer competitive yields, strong balance sheets and attractive valuations relative to their peers. By avoiding sector concentration and maintaining a balanced approach across both the telecom and power spectrum, we believe we have the potential to limit portfolio risk until compelling signs of market recovery emerge.

/s/ Scott Schermerhorn                     /s/ Harvey B. Hirschhorn

Scott Schermerhorn                         Harvey B. Hirschhorn

Scott Schermerhorn joined Colonial Management Associates, Inc., the fund's investment advisor, and an affiliate of Columbia Management Group (Columbia Management) in 1998. In addition to Liberty Utilities Fund, Scott manages or co-manages other funds within the Liberty family of funds. Prior to joining Colonial, Scott was the head of the value team at Federated Investors. Harvey Hirschhorn has co-managed the fund since August 2000. In 1973, Harvey joined Stein Roe Farnham Incorporated, an affiliate of Columbia Management. In addition to managing other Liberty funds, Harvey is head of Active Asset Allocation and Strategy at Columbia Management.



TOP 10 HOLDINGS as of 11/30/02 (%)

Verizon Communications          10.0
SBC Communications, Class A      9.3
BellSouth                        6.9
PG&E                             5.0
Comcast, Class A                 4.1
Duke Energy                      4.1
Exelon                           3.8
PNM Resources                    3.7
Deutsche Telekom AG              3.6
AT&T                             3.0

Portfolio holdings are calculated as a percentage of total net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same portfolio holdings in the future.



An investment in Liberty Utilities Fund offers the potential for long-term growth, but also involves certain risks, including stock market fluctuations that could occur in response to economic and business developments.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.

The value of your investment may be affected by fluctuations in utility stock prices, which may occur in response to changes in interest rates and regulatory, economic and business developments. Investing in international and emerging markets offer the potential for long-term growth, but also carries special risks, including potentially greater social, political, currency and economic volatility than in the United States or developed markets.

Investment Portfolio

November 30, 2002

COMMON STOCKS - 94.0%              SHARES         VALUE
--------------------------------------------------------
CONSUMER DISCRETIONARY - 4.1%
MEDIA - 4.1%
BROADCASTING & CABLE TV - 4.1%
Comcast Corp., Class A (a)        822,952  $ 19,289,987
                                           ------------

-------------------------------------------------------
HEALTH CARE - 0.5%
HEALTH CARE EQUIPMENT & SERVICES - 0.5%
MANAGED HEALTH CARE - 0.5%
Aetna, Inc.                        58,500     2,208,375
                                           ------------

-------------------------------------------------------
INFORMATION TECHNOLOGY - 0.0%
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
SEMICONDUCTOR EQUIPMENT - 0.0%
Agere Systems, Inc., Class A (a)        1             1
                                           ------------

-------------------------------------------------------
UTILITIES - 89.4%
ELECTRIC UTILITIES - 42.6%
Allegheny Energy, Inc.             16,000       110,240
American Electric Power Co.       373,220    10,606,912
CenterPoint Energy, Inc.        1,082,700     8,282,655
CMS Energy Corp.                  777,300     7,734,135
Consolidated Edison, Inc.         350,500    13,932,375
Constellation Energy Group, Inc.   21,000       553,350
Dominion Resources, Inc.          215,960    11,003,162
Edison International (a)          818,700     9,079,383
Exelon Corp.                      356,875    17,911,556
FirstEnergy Corp.                 319,971    10,136,680
FPL Group, Inc.                   209,700    12,330,360
Korea Electric Power
   Corp., ADR                     601,900     5,489,328
Northeast Utilities               854,300    12,276,291
Pepco Holdings, Inc.              453,600     9,085,608
PG&E Corp. (a)                  1,701,300    23,494,953
Pinnacle West Capital Corp.       312,800    10,047,136
PNM Resources, Inc.               728,100    17,183,160
PPL Corp.                          20,600       685,980
Progress Energy, Inc.              28,164     1,182,888
Public Service Enterprise
   Group, Inc.                     26,300       787,422
Southern Co.                       90,300     2,362,248
TECO Energy, Inc.                 322,100     4,747,754
TXU Corp.                         680,099    10,487,142
Xcel Energy, Inc.                  50,710       544,625
                                           ------------
                                            200,055,343
                                           ------------
GAS UTILITIES - 2.0%
KeySpan Corp.                      18,000       635,220
Nicor, Inc.                         5,600       176,456
NiSource, Inc.                    426,500     8,312,485
Peoples Energy Corp.                4,500       161,955
                                           ------------
                                              9,286,116
                                           ------------



                                   SHARES         VALUE
---------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES - 34.0%
AT&T Corp.                        508,780  $ 14,266,191
BellSouth Corp.                 1,167,500    32,456,500
Cable & Wireless PLC, ADR       1,269,900     5,003,406
Deutsche Telekom AG, ADR        1,399,050    17,082,401
SBC Communications, Inc.,
   Class A                      1,533,339    43,700,162
Verizon Communications, Inc.    1,121,930    46,986,429
                                           ------------
                                            159,495,089
                                           ------------
MULTI-UTILITIES & UNREGULATED POWER - 10.8%
AES Corp. (a)                      69,200       146,704
Calpine Corp. (a)               1,464,200     6,486,406
Duke Energy Corp.                 963,700    19,023,438
Dynegy, Inc., Class A              47,100        55,107
El Paso Corp.                     355,573     3,029,482
Energy East Corp.                 417,500     9,055,575
Mirant Corp. (a)                   51,285       107,698
Reliant Resources, Inc. (a)       823,223     1,934,573
Westar Energy, Inc.               955,300    11,014,609
Williams Companies, Inc.           65,800       174,370
                                           ------------
                                             51,027,962
                                           ------------
TOTAL COMMON STOCKS
   (cost of $591,420,509)                   441,362,873
                                           ------------

PREFERRED & CONVERTIBLE STOCKS - 2.3%
-------------------------------------------------------
UTILITIES - 2.3%
ELECTRIC UTILITIES - 1.3%
Entergy Arkansas, Inc.:
   7.800%                          10,000       935,000
   7.880%                           8,900       849,452
Entergy Gulf States Utilities,
   7.560%                          18,328     1,628,571
Entergy Louisiana, Inc.,
   8.000%                          30,000       660,000
Northern Indiana Public Service Co.,
   7.440%                           9,000       847,800
Pennsylvania Power Co.,
   7.750%                          15,000     1,335,840
                                           ------------
                                              6,256,663
                                           ------------
MULTI-UTILITIES & UNREGULATED POWER - 1.0%
Citizens Utilities Co.,
   5.000% Convertible Preferred   100,000     4,450,000
                                           ------------

TOTAL PREFERRED & CONVERTIBLE STOCKS
   (cost of $11,865,835)                     10,706,663
                                           ------------



See notes to investment portfolio.

November 30, 2002

ADJUSTABLE RATE
PREFERRED STOCKS (b) - 1.9%        SHARES         VALUE
--------------------------------------------------------
UTILITIES - 1.9%
ELECTRIC UTILITIES - 1.9%
Cleveland Electric Illuminating
   Co., Series L,
   7.000%                          65,000   $ 6,500,000
Entergy Gulf States Utilities,
   Series A,
   7.000%                          12,773     1,149,570
Toledo Edison Co., Series A,
   7.000%                          40,000       990,000
                                           ------------
TOTAL ADJUSTABLE RATE PREFERRED STOCKS
   (cost of $8,277,477)                       8,639,570
                                           ------------

SHORT-TERM OBLIGATION - 1.4%          PAR
-------------------------------------------------------
Repurchase agreement with State
Street Bank & Trust, dated 11/29/02,
due 12/02/02 at 1.250%, collateralized
by U.S. Treasury Bonds maturing
08/15/25, market value of $6,898,227
(repurchase proceeds $6,759,704)
(cost of $6,759,000)           $6,759,000     6,759,000
                                           ------------
TOTAL INVESTMENTS - 99.6%
   (cost of $618,322,821) (c)               467,468,106
                                           ------------

OTHER ASSETS & LIABILITIES, NET - 0.4%        2,001,339
-------------------------------------------------------
Net Assets - 100.0%                        $469,469,445
                                           ------------

NOTES TO INVESTMENT PORTFOLIO:
(a)Non-income producing.
(b)Interest rates on adjustable rate preferred stocks change periodically. The rates listed are as of November 30, 2002.
(c)Cost for federal income tax purposes is $621,837,107.

      ACRONYM                      NAME
     --------                     ------
        ADR             American Depositary Receipt



See notes to financial statements.

Statement of Assets and Liabilities

November 30, 2002

ASSETS:
Investments, at cost                       $618,322,821
                                          -------------
Investments, at value                      $467,468,106
Cash                                                327
Receivable for:
   Investments sold                           1,927,694
   Fund shares sold                             420,888
   Interest                                         469
   Dividends                                  1,797,679
Deferred Trustees' compensation plan             18,922
Other assets                                        920
                                          -------------
   Total Assets                             471,635,005
                                          -------------
LIABILITIES:
Payable for:
   Investments purchased                        765,525
   Fund shares repurchased                      747,972
   Management fee                               254,647
   Transfer agent fee                           276,804
   Pricing and bookkeeping fees                  12,125
   Merger expense                                14,666
   Trustees' fee                                    267
Deferred Trustees' fee                           18,922
Other liabilities                                74,632
                                          -------------
   Total Liabilities                          2,165,560
                                          -------------
NET ASSETS                                 $469,469,445
                                          -------------
COMPOSITION OF NET ASSETS:
Paid-in capital                            $844,998,002
Undistributed net investment income             124,148
Accumulated net realized loss              (224,797,990)
Net unrealized depreciation
   on investments                          (150,854,715)
                                          -------------
NET ASSETS                                 $469,469,445
                                          -------------
CLASS A:
Net assets                                 $346,352,164
Shares outstanding                           36,617,002
                                          -------------
Net asset value per share                  $       9.46(a)
                                          -------------
Maximum offering price per share
   ($9.46/0.9525)                          $       9.93(b)
                                          -------------
CLASS B:
Net assets                                 $ 87,051,171
Shares outstanding                            9,203,249
                                          -------------
Net asset value and offering
   price per share                         $       9.46(a)
                                          -------------
CLASS C:
Net assets                                 $  7,500,900
Shares outstanding                              792,443
                                          -------------
Net asset value and offering
     price per share                       $       9.47(a)
                                          -------------
CLASS Z:
Net assets                                 $ 28,565,210
Shares outstanding                            3,025,037
                                          -------------
Net asset value, offering and redemption
   price per share                         $       9.44
                                          -------------

(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)On sales of $50,000 or more the offering price is reduced.



Statement of Operations

For the Year Ended November 30, 2002

INVESTMENT INCOME:
Dividends                                $   23,063,069
Interest                                        129,173
                                          -------------
   Total Investment Income
     (net of foreign taxes
     withheld of $269,693)                   23,192,242
                                          -------------

EXPENSES:
Management fee                                4,536,992
Distribution fee:
   Class B                                    1,183,303
   Class C                                       86,442
Service fee:
   Class A                                    1,318,963
   Class B                                      394,434
   Class C                                       28,816
Pricing and bookkeeping fees                    268,284
Transfer agent fee                            2,228,413
Trustees' fee                                    35,764
Custody fee                                      22,490
Merger expense                                   14,666
Other expenses                                  199,732
                                          -------------
   Total Operating Expenses                  10,318,299
Custody earnings credit                            (719)
                                          -------------
   Net Operating Expenses                    10,317,580
Interest expense                                 12,452
                                          -------------
   Net Expenses                              10,330,032
                                          -------------
Net Investment Income                        12,862,210
                                          -------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY:
Net realized loss on investments           (214,560,846)
                                          -------------
Net change in unrealized appreciation/
   depreciation on:
   Investments                             (168,541,865)
   Foreign currency translations                  9,167
                                          -------------
     Net change in unrealized
     appreciation/depreciation             (168,532,698)
                                          -------------
Net Loss                                   (383,093,544)
                                          -------------
Net Decrease in Net Assets from
   Operations                             $(370,231,334)
                                          -------------



See notes to financial statements.

Statement of Changes in Net Assets

                              YEAR ENDED NOVEMBER 30,
INCREASE (DECREASE)        ---------------------------
IN NET ASSETS:                   2002         2001
---------------------------------------------------------
OPERATIONS:
Net investment income       $  12,862,210  $  11,576,461
Net realized gain (loss)
   on investments and
   foreign currency
   transactions              (214,560,846)  162,067,128
Net change in unrealized
   appreciation/depreciation
   on investments and
   foreign currency
   translations              (168,532,698) (253,779,673)
                            -------------  ------------
Net Decrease from
   Operations                (370,231,334)  (80,136,084)
                            -------------  ------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                    (11,764,052)   (9,825,710)
   Class B                     (2,108,622)   (5,366,773)
   Class C                       (160,354)      (98,125)
   Class Z                         (3,314)       (2,056)
From net realized gains:
   Class A                    (79,931,342)  (86,486,865)
   Class B                    (31,057,013) (133,052,993)
   Class C                     (1,446,829)   (1,890,394)
   Class Z                         (3,774)      (61,797)
                            -------------  ------------
Total Distributions
   Declared to
   Shareholders              (126,475,300) (236,784,713)
                            -------------  ------------

SHARE TRANSACTIONS:
Class A:
   Subscriptions               95,560,140   375,307,314
   Distributions reinvested    78,292,576    81,848,300
   Redemptions               (134,142,940)  (80,997,401)
                            -------------  ------------
      Net Increase             39,709,776   376,158,213
                            -------------  ------------
Class B:
   Subscriptions               29,543,963    55,127,980
   Distributions reinvested    26,520,092   113,302,280
   Redemptions               (118,620,535) (425,892,093)
                            -------------  ------------
      Net Decrease            (62,556,480) (257,461,833)
                            -------------  ------------
Class C:
   Subscriptions                8,359,083     9,714,568
   Distributions reinvested     1,046,204       896,655
   Redemptions                 (5,046,088)   (3,421,475)
                            -------------  ------------
      Net Increase              4,359,199     7,189,748
                            -------------  ------------



                               YEAR ENDED NOVEMBER 30,
                            -----------------------------
                                 2002         2001
--------------------------------------------------------
Class Z:
   Subscriptions              $   324,190   $   105,673
   Proceeds received in
      connection with merger   27,345,791            --
   Distributions reinvested         5,454        63,853
   Redemptions                   (281,928)     (394,602)
                            -------------  ------------
      Net Increase (Decrease)  27,393,507      (225,076)
                            -------------  ------------
Net Increase from
   Share Transactions           8,906,002   125,661,052
                            -------------  ------------
Total Decrease in Net Assets (487,800,632) (191,259,745)

NET ASSETS:
Beginning of period           957,270,077  1,148,529,822
                            -------------  ------------
End of period (including
   undistributed net
   investment income of
   $124,148 and $83,798,
   respectively)            $ 469,469,445  $ 957,270,077
                            -------------  ------------
CHANGES IN SHARES:
Class A:
   Subscriptions                6,447,233    18,762,336
   Issued for distributions
      reinvested                5,060,551     3,989,194
   Redemptions                (11,195,459)   (4,065,512)
                            -------------  ------------
      Net Increase                312,325    18,686,018
                            -------------  ------------
Class B:
   Subscriptions                2,077,941     2,727,899
   Issued for distributions
      reinvested                1,683,797     5,500,737
   Redemptions                 (8,707,414)  (21,265,301)
                            -------------  ------------
      Net Decrease             (4,945,676)  (13,036,665)
                            -------------  ------------
Class C:
   Subscriptions                  553,162       460,242
   Issued for distributions
      reinvested                   67,253        43,733
   Redemptions                   (444,836)     (169,448)
                            -------------  ------------
      Net Increase                175,579       334,527
                            -------------  ------------
Class Z:
   Subscriptions                   21,302         5,247
   Issued in connection
      with merger               3,029,723            --
   Issued for distributions
      reinvested                      371         3,097
   Redemptions                    (28,067)      (19,214)
                            -------------  ------------
      Net Increase (Decrease)   3,023,329       (10,870)
                            -------------  ------------



See notes to financial statements.

Notes to Financial Statements

November 30, 2002

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:
Liberty Utilities Fund (the "Fund"), a series of Liberty Funds Trust IV (the "Trust"), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Fund's investment goal is to seek current income and long-term growth. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

As of the end of business on November 15, 2002, the Galaxy Utilities II Fund merged into the Fund as follows:

                                            UNREALIZED
SHARES ISSUED    NET ASSETS RECEIVED      DEPRECIATION(1)
--------------  --------------------   ------------------
   3,029,723         $27,345,791         $(19,458,434)

  NET ASSETS     TOTAL NET ASSETS OF       NET ASSETS
    OF THE       GALAXY UTILITIES II      OF THE FUND
  FUND PRIOR      FUND IMMEDIATELY      IMMEDIATELY AFTER
TO COMBINATION  PRIOR TO COMBINATION       COMBINATION
--------------  --------------------   ------------------
$425,787,797         $27,345,791         $453,133,588

1 Unrealized depreciation is included in the Net Assets Received amount shown above.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Forward currency contracts are valued based on the weighted value of exchange-traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities and such exchange rates occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:
All income, expenses (other than Class A, Class B and Class C service fees and the Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders are recorded on the ex-date.

FOREIGN CURRENCY TRANSACTIONS:
Net realized and unrealized gains (losses) on foreign currency transactions includes the gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS:
The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER:
Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date (except for foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax witholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of losses from wash sales, capital loss carryforwards and non-deductible expenses. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended November 30, 2002, permanent items identified and reclassified among the components of net assets are as follows:

     UNDISTRIBUTED     ACCUMULATED
    NET INVESTMENT    NET REALIZED        PAID-IN
         INCOME           LOSS            CAPITAL
    --------------    -------------     -----------
      $1,214,482      $(11,436,958)     $10,222,476

Net investment income, net realized gain (loss) and net assets were not affected by this reclassification.

The tax character of distributions paid during the year was as follows:

                                   LONG-TERM
           ORDINARY INCOME       CAPITAL GAINS
           ---------------       -------------
             $21,618,098         $104,857,202

As of November 30, 2002, the components of distributable earnings on a tax basis were as follows:

            UNDISTRIBUTED
              ORDINARY            UNREALIZED
               INCOME            DEPRECIATION*
             ----------          -------------
              $169,776          $(154,369,001)

* The difference between book-basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

        YEAR OF                       CAPITAL LOSS
      EXPIRATION                      CARRYFORWARD
      ----------                      ------------
         2009                         $  7,833,222
         2010                          213,450,481
                                      ------------
                                      $221,283,703
                                      ------------

The capital loss carryforward expiring in 2009 was acquired in the merger with the Galaxy Utilities II Fund. Utilization of the above capital loss carryforward could be subject to merger limitations imposed by the Internal Revenue Code.


NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:
Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's average daily net assets at the annual rate of 0.65%.

The Advisor has voluntarily agreed to waive its fee so that the actual fee will not exceed 0.60% on average daily net assets in excess of $1 billion.

PRICING AND BOOKKEEPING FEES:
The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the year ended November 30, 2002, the net asset based fee rate was 0.036%. The Fund also pays out-of-pocket costs for pricing services.

TRANSFER AGENT FEE:
Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:
Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. For the year ended November 30, 2002, the Fund has been advised that the Distributor retained net underwriting discounts of $22,982 on sales of the Fund's Class A shares and received contingent deferred sales charges ("CDSC") of $852, $381,216, and $13,483 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan"), which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B and Class C shares as of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER:
The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $719 of custody fees were reduced by balance credits for the year ended November 30, 2002. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:
For the year ended November 30, 2002, purchases and sales of investments, other than short-term obligations, were $421,351,918 and $549,169,183, respectively.

Unrealized appreciation (depreciation) at November 30, 2002, based on cost of investments for federal income tax purposes, was:

    Gross unrealized appreciation      $  25,020,352
    Gross unrealized depreciation       (179,389,353)
                                        ------------
      Net unrealized depreciation      $(154,369,001)
                                        ------------

OTHER:
The Fund invests at least 80% of its assets in utility securities, subjecting it to special risks. There also are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or other foreign government laws or restrictions.

NOTE 5. LINE OF CREDIT

The Fund has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 331/3% of the value of its total net assets (exclusive of borrowing). The Fund is part of a $200,000,000 credit facility that has been set up as a means of borrowing. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or
(3) IBOR offshore loan rate plus 1/2 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. In addition, a commitment fee of 0.10% per annum on the unused commitment shall be paid quarterly by each fund based on the relative asset size of each fund to the Trust as a whole. The commitment fee is included in "Other expenses" on the Statement of Operations. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire $200,000,000 at any particular time. For the year ended November 30, 2002, the average daily loan balance outstanding on days where borrowings existed was $5,793,103 at a dollar weighted average interest rate of 2.56%.

NOTE 6. OTHER RELATED PARTY TRANSACTIONS

For the year ended November 30, 2002, the Fund used AlphaTrade Inc. and Fleet Securities, Inc., wholly-owned subsidiaries of the Advisor, as brokers. Total commissions paid to AlphaTrade Inc. and Fleet Securities, Inc. during the period were $131,557 and $910, respectively.

Financial Highlights


Selected data for a share outstanding throughout each period is as follows:


                                                                    YEAR ENDED NOVEMBER 30,
                                         -----------------------------------------------------------------------------
CLASS A SHARES                               2002              2001              2000             1999           1998
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                      $ 18.75          $ 25.49          $ 22.85          $ 21.13          $ 18.06
                                           --------         --------         --------         --------         --------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income (a)                      0.26             0.29             0.50             0.40             0.52
Net realized and unrealized gain (loss) on
   investments and foreign currency           (7.04)           (1.74)            4.23             2.32             3.11
                                           --------         --------         --------         --------         --------
   Total from Investment Operations           (6.78)           (1.45)            4.73             2.72             3.63
                                           --------         --------         --------         --------         --------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                    (0.30)           (0.38)           (0.42)           (0.34)           (0.53)
In excess of net investment income               --               --               --               --            (0.01)
From net realized gains                       (2.21)           (4.91)           (1.67)           (0.66)           (0.02)
                                           --------         --------         --------         --------         --------
   Total Distributions Declared to
      Shareholders                            (2.51)           (5.29)           (2.09)           (1.00)           (0.56)
                                           --------         --------         --------         --------         --------
NET ASSET VALUE,
   END OF PERIOD                             $ 9.46          $ 18.75          $ 25.49          $ 22.85          $ 21.13
                                           --------         --------         --------         --------         --------
Total return (b)                           (41.18)%          (7.25)%           22.37%           13.15%           20.32%
                                           --------         --------         --------         --------         --------
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Operating expenses (c)                         1.30%            1.19%            1.15%            1.22%            1.19%
Interest expense                                 --%(d)           --               --               --               --
Expenses (c)                                   1.30%            1.19%            1.15%            1.22%            1.19%
Net investment income (c)                      2.03%            1.44%            2.13%            1.80%            2.63%
Portfolio turnover rate                          61%              60%             102%              28%              22%
Net assets, end of period (000's)           $346,352         $680,675         $449,081         $354,053         $351,047

(a)Per share data was calculated using average shares outstanding during the period.
(b)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(d)Rounds to less than 0.01%.


Selected data for a share outstanding throughout each period is as follows:

                                                                    YEAR ENDED NOVEMBER 30,
                                         -----------------------------------------------------------------------------
CLASS B SHARES                               2002              2001              2000             1999           1998
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                      $ 18.73          $ 25.45          $ 22.82          $ 21.13          $ 18.06
                                           --------         --------         --------         --------         --------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income (a)                      0.17             0.14             0.33             0.23             0.37
Net realized and unrealized gain (loss) on
   investments and foreign currency           (7.05)           (1.73)            4.22             2.32             3.11
                                           --------         --------         --------         --------         --------
   Total from Investment Operations           (6.88)           (1.59)            4.55             2.55             3.48
                                           --------         --------         --------         --------         --------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                    (0.18)           (0.22)           (0.25)           (0.20)           (0.38)
In excess of net investment income               --               --               --               --            (0.01)
From net realized gains                       (2.21)           (4.91)           (1.67)           (0.66)           (0.02)
                                           --------         --------         --------         --------         --------
   Total Distributions Declared to
      Shareholders                            (2.39)           (5.13)           (1.92)           (0.86)           (0.41)
                                           --------         --------         --------         --------         --------
NET ASSET VALUE,
   END OF PERIOD                             $ 9.46          $ 18.73          $ 25.45          $ 22.82          $ 21.13
                                           --------         --------         --------         --------         --------
Total return (b)                           (41.63)%          (7.90)%           21.43%           12.32%           19.41%
                                           --------         --------         --------         --------         --------
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Operating expenses (c)                         2.05%            1.94%            1.90%            1.97%            1.94%
Interest expense                                 --%(d)           --               --               --               --
Expenses                                       2.05%            1.94%            1.90%            1.97%            1.94%
Net investment income (c)                      1.28%            0.69%            1.38%            1.05%            1.88%
Portfolio turnover rate                          61%              60%             102%              28%              22%
Net assets, end of period (000's)           $ 87,051         $265,004         $691,943         $733,031         $736,374

(a)Per share data was calculated using average shares outstanding during the period.
(b)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(c)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(d)Rounds to less than 0.01%.


Selected data for a share outstanding throughout each period is as follows:

                                                                    YEAR ENDED NOVEMBER 30,
                                         -----------------------------------------------------------------------------
CLASS C SHARES                               2002              2001              2000             1999           1998
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                      $ 18.74          $ 25.44          $ 22.81          $ 21.13          $ 18.06
                                           --------         --------         --------         --------         --------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income (a)                      0.17             0.14             0.33             0.23             0.37
Net realized and unrealized gain (loss) on
   investments and foreign currency           (7.05)           (1.71)            4.22             2.31             3.11
                                           --------         --------         --------         --------         --------
   Total from Investment Operations           (6.88)           (1.57)            4.55             2.54             3.48
                                           --------         --------         --------         --------         --------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                    (0.18)           (0.22)           (0.25)           (0.20)           (0.38)
In excess of net investment income               --               --               --               --            (0.01)
From net realized gains                       (2.21)           (4.91)           (1.67)           (0.66)           (0.02)
                                           --------         --------         --------         --------         --------
   Total Distributions Declared to
      Shareholders                            (2.39)           (5.13)           (1.92)           (0.86)           (0.41)
                                           --------         --------         --------         --------         --------
NET ASSET VALUE,
   END OF PERIOD                             $ 9.47          $ 18.74          $ 25.44          $ 22.81          $ 21.13
                                           --------         --------         --------         --------         --------
Total return (b)                           (41.61)%          (7.81)%           21.44%           12.33%           19.41%
                                           --------         --------         --------         --------         --------
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Operating expenses (c)                         2.05%            1.94%            1.90%            1.97%            1.94%
Interest expense                                 --%(d)           --               --               --               --
Expenses                                       2.05%            1.94%            1.90%            1.97%            1.94%
Net investment income (c)                      1.28%            0.69%            1.38%            1.05%            1.88%
Portfolio turnover rate                          61%              60%             102%              28%              22%
Net assets, end of period (000's)          $   7,501         $ 11,558          $ 7,185          $ 3,777          $ 2,576

(a)Per share data was calculated using average shares outstanding during the period.
(b)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(c)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(d)Rounds to less than 0.01%.


Selected data for a share outstanding throughout each period is as follows:

                                                                                                              PERIOD
                                                                            YEAR ENDED NOVEMBER 30,           ENDED
                                                                      --------------------------------     NOVEMBER 30,
CLASS Z SHARES                                                         2002         2001         2000        1999(a)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $ 18.74      $ 25.49      $ 22.87      $ 21.50
                                                                        --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                                   0.28         0.36         0.56         0.37
Net realized and unrealized gain (loss) on investments
   and foreign currency                                                    (7.03)       (1.77)        4.21         1.30
                                                                        --------     --------     --------     --------
   Total from Investment Operations                                        (6.75)       (1.41)        4.77         1.67
                                                                        --------     --------     --------     --------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                                                 (0.34)       (0.43)       (0.48)       (0.30)
From net realized gains                                                    (2.21)       (4.91)       (1.67)          --
                                                                        --------     --------     --------     --------
   Total Distributions Declared to Shareholders                            (2.55)       (5.34)       (2.15)       (0.30)
                                                                        --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                                            $ 9.44      $ 18.74      $ 25.49      $ 22.87
                                                                        --------     --------     --------     --------
Total return (c)                                                        (41.09)%      (7.06)%       22.57%         7.82%(d)
                                                                        --------     --------     --------     --------
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Operating expenses (e)                                                      1.05%        0.94%        0.90%        0.97%(f)
Interest expense                                                              --%(g)       --%          --%          --%
Expenses                                                                    1.05%        0.94%        0.90%        0.97%(f)
Net investment income (e)                                                   2.28%        1.69%        2.38%        1.99%(f)
Portfolio turnover rate                                                       61%          60%         102%          28%
Net assets, end of period (000's)                                        $ 28,565       $   32       $  321       $  524

(a)Class Z shares were initially offered on January 29, 1999. Per share data reflects activity from that date.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Total return at net asset value assuming all distributions reinvested.
(d)Not annualized.
(e)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f)Annualized.
(g)Rounds to less than 0.01%.

Report of Independent Accountants

TO THE TRUSTEES OF LIBERTY FUNDS TRUST IV
AND THE SHAREHOLDERS OF LIBERTY UTILITIES FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liberty Utilities Fund (the "Fund") (a series of Liberty Funds Trust IV) at November 30, 2002, and the results of its operations, the changes in its net assets and its financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
January 17, 2003

Unaudited Information

FEDERAL INCOME TAX INFORMATION

100.00% of the ordinary income distributed by the Fund, for the year ended November 30, 2002, qualifies for the corporate dividends received deduction.

Trustees

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of Liberty Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee, and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty funds. The Statement of Additional Information
(SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.



                                         Year first                                                     Number of
                                         elected or                                                portfolios in fund     Other
                           Position with  appointed       Principal occupation(s)                   complex overseen   directorships
Name, address and age      Liberty Funds1 to office       during past five years                        by trustee         held
------------------------------------------------------------------------------------------------------------------------------------
Disinterested Trustees
Douglas A. Hacker (age 47)     Trustee      1996     Executive Vice President-Strategy of United Airlines   103            None
c/o Liberty Funds Group LLC                          since December 2002 (formerly President of UAL
One Financial Center                                 Loyalty Services and Executive Vice President
Boston, MA 02111                                     of United Airlines (airline) from September 2001
                                                     to December 2002; formerly Executive Vice
                                                     President from July 1999 to September 2001);
                                                     Chief Financial Officer of United Airlines since
                                                     July 1999; Senior Vice President and Chief
                                                     Financial Officer of UAL, Inc. prior thereto

Janet Langford Kelly (age 45)  Trustee      1996     Executive Vice President-Corporate Development         103            None
c/o Liberty Funds Group LLC                          and Administration, General Counsel and
One Financial Center                                 Secretary, Kellogg Company (food manufacturer),
Boston, MA 02111                                     since September 1999; Senior Vice President,
                                                     Secretary and General Counsel, Sara Lee
                                                     Corporation (branded, packaged, consumer-
                                                     products manufacturer) prior thereto

Richard W. Lowry (age 66)      Trustee      1995     Private Investor since 1987 (formerly                 105***          None
c/o Liberty Funds Group LLC                          Chairman and Chief Executive Officer, U.S.
One Financial Center                                 Plywood Corporation (building products
Boston, MA 02111                                     manufacturer))

Salvatore Macera (age 71)      Trustee      1998     Private Investor since 1981 (formerly Executive       103             None
c/o Liberty Funds Group LLC                          Vice President and Director of Itek Corporation
One Financial Center                                 (electronics) from 1975 to 1981)
Boston, MA 02111

Charles R. Nelson (age 60)     Trustee      1981     Professor of Economics, University of Washington,     118*            None
c/o Liberty Funds Group LLC                          since January 1976; Ford and Louisa Van Voorhis
One Financial Center                                 Professor of Political Economy, University of
Boston, MA 02111                                     Washington, since September 1993; Director,
                                                     Institute for Economic Research, University of
                                                     Washington, since September2001; Adjunct
                                                     Professor of Statistics, University of Washington,
                                                     since September 1980; Associate Editor, Journal
                                                     of Money Credit and Banking, since September,
                                                     1993; Trustee, Columbia Funds since July 2002;
                                                     consultant on economic and statistical matters

John J. Neuhauser (age 59)     Trustee      1985     Academic Vice President and Dean of Faculties        105***   Saucony, Inc.
c/o Liberty Funds Group LLC                          since August 1999, Boston College (formerly                 (athletic footwear)
One Financial Center                                 Dean, Boston College School of Management                   and SkillSoft Corp.
Boston, MA 02111                                     from September 1977 to September 1999)                          (e-learning)

Thomas E. Stitzel (age 66)     Trustee      1998     Business Consultant since 1999 (formerly              103           None
c/o Liberty Funds Group LLC                          Professor of Finance from 1975 to 1999 and Dean
One Financial Center                                 from 1977 to 1991, College of Business, Boise State
Boston, MA 02111                                     University); Chartered Financial Analyst



1 In December 2000, the board of each of the Liberty Funds and Stein Roe Funds were combined into one board of trustees with common membership. The date shown is the earliest date on which a trustee was elected to either the Liberty board or the former Stein Roe Funds board.


TRUSTEES (CONTINUED)

                                         Year first                                                     Number of
                                         elected or                                                portfolios in fund     Other
                           Position with  appointed       Principal occupation(s)                   complex overseen   directorships
Name, address and age      Liberty Funds  to office       during past five years                        by trustee         held
------------------------------------------------------------------------------------------------------------------------------------
Disinterested Trustees
Thomas C. Theobald (age 65)    Trustee      1996     Managing Director, William Blair Capital Partners      103   Xerox Corporation
c/o Liberty Funds Group LLC                          (private equity investing) since September 1994             (business products
One Financial Center                                 (formerly Chief Executive Officer and Chairman                 and services),
Boston, MA 02111                                     of the Board of Directors, Continental Bank               Anixter International
                                                     Corporation)                                                 (network support
                                                                                                             equipment distributor),
                                                                                                                Jones Lang LaSalle
                                                                                                             (real estate management
                                                                                                                 services) and MONY
                                                                                                              Group (life insurance)

Anne-Lee Verville (age 57)     Trustee      1998     Author and speaker on educational systems needs        103   Chairman of the
c/o Liberty Funds Group LLC                          (formerly General Manager, Global Education                 Board of Directors,
One Financial Center                                 Industry from 1994 to 1997, and President,                  Enesco Group, Inc.
Boston, MA 02111                                     Applications Solutions Division from 1991 to                (designer, importer
                                                     1994, IBM Corporation (global education and                  and distributor of
                                                     global applications))                                          giftware and
                                                                                                                     collectibles)



Interested Trustees
William E. Mayer** (age 62)    Trustee      1994     Managing Partner, Park Avenue Equity Partners     105***      Lee Enterprises
c/o Liberty Funds Group LLC                          (private equity fund) since February 1999                    (print and online
One Financial Center                                 (formerly Founding Partner, Development Capital            media), WR Hambrecht
Boston, MA 02111                                     LLC from November 1996 to February 1999;                     + Co. (financial
                                                     Dean and Professor, College of Business and                 service provider),
                                                     Management, University of Maryland from                    First Health (health
                                                     October 1992 to November 1996)                              care) and Systech
                                                                                                                  Retail Systems
                                                                                                                 (retail industry
                                                                                                                technology provider)

Joseph R. Palombo** (age 49)   Trustee      2000     Chief Operating Officer of Columbia                  103          None
One Financial Center            and                  Management Group, Inc. (Columbia Management
Boston, MA 02111              Chairman               Group) since November 2001; formerly Chief
                               of the                Operations Officer of Mutual Funds, Liberty
                                Board                Financial Companies, Inc. from August 2000 to
                                                     November 2001; Executive Vice President of Stein
                                                     Roe & Farnham, Incorporated (Stein Roe) since
                                                     April 1999; Executive Vice President and Director
                                                     of Colonial Management Associates, Inc. since
                                                     April 1999; Executive Vice President and Chief
                                                     Administrative Officer of Liberty Funds Group
                                                     LLC (LFG) since April 1999; Director of Stein Roe
                                                     since September 2000; Trustee and Chairman of
                                                     the Board of Stein Roe Mutual Funds since
                                                     October 2000; Manager of Stein Roe Floating
                                                     Rate Limited Liability Company since October
                                                     2000; Vice President of Galaxy Funds since September
                                                     2002; (formerly Vice President of Liberty Funds
                                                     from April 1999 to August 2000; Chief Operating
                                                     Officer and Chief Compliance Officer, Putnam
                                                     Mutual Funds from December 1993 to March 1999)


* In addition to serving as a disinterested trustee of Liberty Funds, Mr. Nelson serves as a disinterested director of Columbia Funds, currently consisting of 15 funds, which are advised by an affiliate of the Advisor.

** Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht + Co, a registered broker-dealer. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.

*** In addition to serving as a trustee of Liberty Funds, Mr. Lowry, Mr. Neuhauser and Mr. Mayer each serve as a director/trustee of Liberty All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.

 Officers and Transfer Agent



                                      Year first
                                      elected or
                        Position with  appointed
Name, address and age   Liberty Funds  to office  Principal occupation(s) during past five years
------------------------------------------------------------------------------------------------------------------------------------
Keith T. Banks (age 47)    President     2001       President of Liberty Funds since November 2001; President, Chief Investment
Columbia Management Group, Inc.                     Officer and Chief Executive Officer of Columbia Management Group or its
590 Madison Avenue, 36th Floor                      predecessor since August 2000; President, Chief Executive Officer and Chief
New York, NY 10022                                  Investment Officer of Fleet Investment Advisors Inc. since 2000 (formerly
                                                    Managing Director and Head of U.S. Equity, J.P. Morgan Investment Management
                                                    from November 1996 to August 2000); President of Galaxy Funds since September
                                                    2002

Vicki L. Benjamin (age 41)   Chief       2001       Controller of Liberty Funds, Stein Roe and Liberty All-Star Funds since May
One Financial Center        Accounting              2002; Chief Accounting Officer of Liberty Funds, Stein Roe and Liberty All-Star
Boston, MA 02111            Officer                 Funds since June 2001; Controller and Chief Accounting Officer of Galaxy Funds
                                                    since September 2002; Vice President of Liberty Funds since April 2001 (formerly
                                                    Vice President, Corporate Audit, State Street Bank and Trust Company from May
                                                    1998 to April 2001; Audit Manager from July 1994 to June 1997; Senior Audit
                                                    Manager from July 1997 to May 1998, Coopers & Lybrand, LLP)

J. Kevin Connaughton (age 38) Treasurer  2000       Treasurer of Liberty Funds and Liberty All-Star Funds since December 2000
One Financial Center                                (formerly Controller of the Liberty Funds and Liberty All-Star Funds from
Boston, MA 02111                                    February 1998 to October 2000); Treasurer of Stein Roe Funds since February 2001
                                                    (formerly Controller from May 2000 to February 2001); Treasurer of Galaxy Funds since September 2002; Senior Vice President of Liberty Funds since January 2001
                                                    (formerly Vice President from April 2000 to January 2001; Vice President of
                                                    Colonial Management Associates, Inc. from February 1998 to October 2000; Senior
                                                    Tax Manager; Coopers & Lybrand, LLP from April 1996 to January 1998)

Jean S. Loewenberg (age 57)   Secretary  2002       Secretary of Liberty Funds, Stein RoeFunds and Liberty All-Star Funds since
One Financial Center                                February 2002; General Counsel of Columbia Management Group since December 2001;
Boston, MA 02111                                    Senior Vice President since November 1996, Assistant General Counsel since
                                                    September 2002 of Fleet National Bank (formerly Senior Vice President and Group
                                                    Counsel of Fleet National Bank from November 1996 to September 2002)




Important Information About This Report
The Transfer Agent for Liberty Utilities Fund is:

Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA  02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Utilities Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.


Annual Report:
Liberty Utilities Fund

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Liberty Utilities Fund  ANNUAL REPORT, NOVEMBER 30, 2002


[logo: LibertyFunds
A Member of Columbia Management Group

(c) 2002 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA  02111-2621



                                                                    PRSRT STD
                                                                   U.S. POSTAGE
                                                                        PAID
                                                                   HOLLISTON, MA
                                                                   PERMIT NO. 20



                                                759-02/036M-1102 (01/03) 02/3057